PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment
Property, plant and equipment, at cost	$ 14,081,040	$ 12,725,123
Less: accumulated depreciation	(6,076,185)	(5,221,949)
Property, plant and equipment before construction in progress	8,004,855	7,503,174
Construction in progress ("CIP")		367,506
Property, plant and equipment, net	8,004,855	7,870,680
Buildings
Property, Plant and Equipment
Property, plant and equipment, at cost	6,217,128	5,486,663
Machinery
Property, Plant and Equipment
Property, plant and equipment, at cost	6,960,604	6,412,009
Furniture, fixtures, and equipment
Property, Plant and Equipment
Property, plant and equipment, at cost	652,363	588,302
Motor vehicles
Property, Plant and Equipment
Property, plant and equipment, at cost	$ 250,945	$ 238,149